U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202


May 8, 2002


VIA EDGAR TRANSMISSION


United States Securities and Exchange Commission
Division of Investment Management
450 5th Street, N.W.
Washington, D.C. 20549-1004

         Re:      Trust for Investment Managers (the "Trust")
                  File Nos.: 333-80993 and 811-09393

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust, on behalf of its series, the SYM Select Growth Fund (the "Fund"), hereby certifies that the form of Prospectus and Statements of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2002 and filed electronically as Post-Effective Amendment No. 16 to the Trust's Registration Statement on April 30, 2002.

If you have any questions regarding this filing,  please call the undersigned at
(414) 765-5344.

Sincerely,


/s/ Chad Fickett, Esq.
-----------------------
Chad Fickett, Esq.